RISK MANAGEMENT POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
Risk Management Policies
Schedule of foreign currencies

	Current assets	Current liabilities
ILS	472	589
COP	5,745	2,194
MXN	13,683	14,300
PAB	3,413	2,697
ARS	1,356	707
Total	24,669	20,486

12/31/2023

	Current assets	Current liabilities
ILS	665	784
COP	4,006	2,036
MXN	11,027	17,090
PAB	-	2,268
ARS	1,381	539
USD	-	-
Total	17,079	22,717